Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of estimated fair value of the assets acquired
Prepaid expenses	$17,500
Intangible assets	134,735
Total assets acquired at fair value	152,235
Total purchase consideration	$152,235